THE TRAVELERS INSURANCE COMPANY
            THE TRAVELERS SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES

                       UNALLOCATED GROUP VARIABLE ANNUITY

                        Supplement dated January 9, 2006

             To the Prospectus dated May 24, 2005 (as supplemented)



The Travelers Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain Funding Options ("Existing Funds") and substitute new Funding Options ("Replacement Funds") as shown below. (Depending on your retirement plan provisions, certain Existing Funds shown below may not be available to you under your retirement plan. Your retirement plan provisions supercede the prospectus.) The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as a Funding Option under your Contract, such Replacement Fund will be added as a Funding Option in lieu of the corresponding Existing Fund. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2006.

The proposed substitutions and respective advisers and/or sub-advisers are:

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
------------------------------------------------------------          -----------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO                ->       LORD ABBETT GROWTH AND INCOME PORTFOLIO
---------------------------------------------                         ---------------------------------------
(Class B)                                                             (Class B)

Alliance Capital Management, L.P.                                     Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO                 ->       T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
--------------------------------------------                          ----------------------------------------
(Class B)                                                             (Class B)

Alliance Capital Management, L.P.                                     T. Rowe Price Associates Inc.
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
DELAWARE VIP REIT SERIES                                     ->       NEUBERGER BERMAN REAL ESTATE PORTFOLIO
------------------------                                              --------------------------------------
(Standard Class)                                                      (Class A)

Delaware Management Company                                           Neuberger Berman Management, Inc.
------------------------------------------------------------          -----------------------------------------------

EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
------------------------------------------------------------          -----------------------------------------------
JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO               ->       T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
----------------------------------------------                        ----------------------------------------
(Service Shares)                                                       (Class B)

Janus Capital Management LLC                                          T. Rowe Price Associates Inc.
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO                        ->       THIRD AVENUE SMALL CAP VALUE PORTFOLIO
-------------------------------------                                 --------------------------------------
(Class B)                                                             (Class B)

Lazard Asset Management LLC                                           Third Avenue Management LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO                      ->       LORD ABBETT GROWTH AND INCOME PORTFOLIO
---------------------------------------                               ---------------------------------------
(Lord Abbett Series Fund, Inc.) (Class VC)                            (Class B)

Lord, Abbett & Co. LLC                                                Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
LORD ABBETT MID-CAP VALUE PORTFOLIO                          ->       LORD ABBETT MID CAP VALUE PORTFOLIO
------------------------------------                                  -----------------------------------
(Lord Abbett Series Fund, Inc.) (Class VC)                            (Class B)

Lord, Abbett & Co. LLC                                                Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
MUTUAL SHARES SECURITIES FUND                                ->       LORD ABBETT GROWTH AND INCOME PORTFOLIO
-----------------------------                                         ---------------------------------------
(Class 2)                                                             (Class B)

Franklin Mutual Advisers, LLC                                         Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA                              ->       LORD ABBETT GROWTH AND INCOME PORTFOLIO
--------------------------------                                      ---------------------------------------
(Service Shares)                                                      (Class B)

OppenheimerFunds, Inc.                                                Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
VAN KAMPEN LIT-EMERGING GROWTH PORTFOLIO                     ->       JANUS AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------                              ---------------------------------
(Class II)                                                            (Class B)

Van Kampen Asset Management                                           Janus Capital Management LLC
------------------------------------------------------------          -----------------------------------------------


Please note that:

   o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

   o The elections you have on file for allocating your Account Value and Purchase Payments will be redirected to the Replacement Fund unless you change your elections and transfer your Account Value before the substitution takes place.

   o You may transfer amounts in your Contract among the Funding Options and the Fixed Account (where available) as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the

      Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

   o If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   o On the effective date of the substitution, your Account Value in the Funding Option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

   o  There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.